Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

7.Inventories, net

Inventories, net are consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Finished goods	284,350	611,928
Raw materials	44,773	66,231
Inventories	329,123	678,159
Less: inventory provision	—	(89,071)
Inventories, net	329,123	589,088